CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash, cash equivalents and restricted cash	$ 163,170	$ 33,807
Accounts receivable, net of unpaid service provider costs (Related parties comprised $0 and $41,950 as of December 31, 2021 and December 31, 2020, respectively)	133,433	67,353
Inventory	1,107	922
Prepaid expenses and other current assets	19,525	8,937
Total current assets	317,235	111,019
Property and equipment, net (Related parties comprised $19,510 and $22,659 as of December 31, 2021 and December 31, 2020, respectively)	85,261	38,126
Operating lease right-of-use assets	132,173	0
Goodwill	769,667	234,328
Payor relationships, net	576,648	189,570
Other intangibles, net	248,973	36,785
Other assets	13,582	4,362
Total assets	2,143,539	614,190
Current liabilities:
Current portion of notes payable	6,493	4,800
Current portion of equipment loans	510	314
Current portion of finance lease liabilities	1,295	876
Current portion of contingent consideration	3,123	0
Accounts payable and accrued expenses (Related parties comprised $0 and $112 as of December 31, 2021 and December 31, 2020, respectively)	72,772	31,370
Deferred revenue (Related parties comprised $0 and $988 as of December 31, 2021 and December 31, 2020, respectively)	1,815	988
Current portions due to sellers	25,414	26,554
Current portion of operating lease liabilities	15,275	0
Other current liabilities	34,339	2,278
Total current liabilities	161,036	67,180
Notes payable, net of current portion and debt issuance costs	915,266	456,745
Long term portion of operating lease liabilities	122,935	0
Warrant liabilities	80,144	0
Equipment loans, net of current portion	1,329	873
Long term portion of finance lease liabilities	2,181	1,580
Deferred revenue, net of current portion (Related parties comprised of $0 and $4,277 as of December 31, 2021 and December 31, 2020, respectively)	4,244	4,277
Due to sellers, net of current portion	479	13,976
Contingent consideration	35,300	5,172
Other liabilities (Related parties comprised $0 and $8,142 as of December 31, 2021 and December 31, 2020, respectively)	22,057	14,762
Total liabilities	1,344,971	564,565
Stockholders' Equity / Members' Capital
Members' capital	0	157,591
Additional paid-in capital	397,443	0
Accumulated deficit	(78,760)	(107,832)
Notes receivable, related parties	0	(134)
Total Stockholders' Equity / Members' Capital attributable to Class A common stockholders	318,731	49,625
Non-controlling interests	479,837	0
Total member's capital	798,568	49,625
Total Liabilities and Stockholders' Equity / Members' Capital	2,143,539	614,190
Class A common stock
Stockholders' Equity / Members' Capital
Common stock	18	0
Class B common stock
Stockholders' Equity / Members' Capital
Common stock	$ 30	$ 0